Acquisition	12 Months Ended
Dec. 31, 2016
Acquisition
Acquisition

3.   Acquisition

a)Acquisition of JA MEMC

In June 2014, the Group acquired additional 50% equity interests in JA MEMC (Yangzhou) Technology Co., Ltd. (“JA MEMC”) held by a joint venture partner for a consideration of RMB 47.4 million (USD 7.7 million) in cash.  The Group previously owned 50% equity interest in JA MEMC and accounted for its investment in JA MEMC using equity method of accounting since 2011 (Refer to Note 4 Investments in joint venture and affiliates). The transaction is assessed as business combination and was completed on June 18, 2014, the date on which JA obtained control of JA MEMC.

Upon completion, JA MEMC became a wholly-owned subsidiary of the Group. As a result of the acquisition, revaluation gain of RMB 3,652 was recognized in income from equity method investments, representing the difference of the fair value of previously held 50% equity and the then carrying amount of that investment. In addition, a negative goodwill of RMB 4,628 was recognized and recorded as other income, reflecting the excess of the fair value of the identified net assets of the acquiree and the consideration transferred. Immediately after the acquisition, JA MEMC transferred all of its assets and liabilities to JA Yangzhou and was dissolved in December, 2014. The Group fully consolidated JA MEMC after the completion of the equity transfer until its dissolution.

Purchase price allocation

The total purchase price was allocated to JA MEMC’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of JA MEMC’s business.

As of June 24, 2014
RMB
Assets acquired:
Cash and cash equivalents	8,426
Other current assets	13,260
Property, plant and equipment, net (1)	83,025

Total assets acquired	104,711

Liabilities
Accounts payable	697
Other liabilities	2

Total liabilities assumed	699

Total fair value of net assets	104,012

(1)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.

JA MEMC contributed revenues of RMB 40,996 or 0.4% of total revenue from June 24, 2014 through December 31, 2014.

b)     Acquisition of Jiuzhou Yichang

On March 11, 2016, the Group signed a share transfer contract with Jiuzhou Fangyuan New Energy Co. Ltd. (“Jiuzhou Fangyuan”), in which the Group would acquire 100% of shares of Jiuzhou Yichang, which is engaged in solar projects business. The consideration of the acquisition is RMB 150,000. The acquisition transaction was completed in June 2016. This transaction was accounted as a business combination under ASC 805. The result of the acquired entity’s operations has been included in the consolidated financial statements of the Group since the acquisition date. On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

As of June 30, 2016
RMB
Assets acquired:
Cash and cash equivalents	2,108
Other current assets	31,032
Project assets (1)	200,187

Total assets acquired	233,327

Liabilities
Accounts payable	13,553
Other liabilities	69,774

Total liabilities assumed	83,327

Total fair value of net assets	150,000

(1)	The fair value of project assets was recognized and measured at fair value using discounted future cash flow method.

As of December 31, 2016, the Group has paid RMB 80,000 for the consideration. The unpaid consideration of RMB 70,000 is payable on demand and is recorded as a current liability accordingly. Based on the Group’s assessment, the revenue and net earnings of Jiuzhou Yichang were not considered material to the Group both individually and in aggregate for the year ended December 31, 2016. Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated statements of operations and comprehensive income, either individually or in aggregate.